Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rate (Details)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Period-End RM : US$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	4.13600	3.86300	4.42300
Period-Average RM : US$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	4.08410	4.14450	4.23000
Period-End US$ : HK$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.12785	0.12753	0.12877
Period-Average US$ : HK$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.12753	0.12800	0.12889
Period-End US$ : AU$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.71601	0.77581
Period-Average US$ : AU$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.73502	0.78034